Amounts Related To Derivative Instruments Affecting Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, Other income, net, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Derivatives Recognized in Income	$ 4,712	$ 2,773	$ 3,636